Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Fair Value of the Assets Acquired and Liabilities Assumed in Acquisitions

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed in our 2011 and 2010 acquisitions (in millions):

	As of December 31,
	2011	2010
Property and equipment	$1,174	$557
Goodwill	—	13
Intangible asset	7	—
Deferred tax asset	10	17
Restricted cash, FF&E reserve and other assets	20	24

Total assets	$1,211	$611

Mortgage debt	$(86)	$(168)
Capital lease obligation	—	(58)
Deferred tax liability	(13)	(30)
Other liabilities	(6)	(13)

Net assets acquired	$1,106	$342

Summary of Unaudited Consolidated Pro Forma Results of Operations

Our summarized unaudited consolidated pro forma results of operations, assuming the 2011 and 2010 acquisitions occurred on January 1, 2010 and excluding the acquisition costs discussed above, are as follows (in millions, except per share and per unit amounts):

	Year ended December 31,
	2011	2010
Revenues	$5,021	$4,754
Income (loss) from continuing operations	2	(118)
Net income (loss)	2	(122)

Host Inc.:
Net income (loss) available to common shareholders	$3	$(128)
Basic earnings (loss) per common share:
Continuing operations	$—	$(.19)
Discontinued operations	—	(.01)

Basic earnings (loss) per common share	$—	$(.20)

Diluted earnings (loss) per common share:
Continuing operations	$—	$(.19)
Discontinued operations	—	(.01)

Diluted earnings (loss) per common share	$—	$(.20)

Host L.P.:
Net income (loss) available to common unitholders	$3	$(130)
Basic earnings (loss) per common unit:
Continuing operations	$—	$(.20)
Discontinued operations	—	—

Basic earnings (loss) per common unit	$—	$(.20)

Diluted earnings (loss) per common unit:
Continuing operations	$—	$(.20)
Discontinued operations	—	—

Diluted earnings (loss) per common unit	$—	$(.20)